UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21982
                                      ------------------------------------------

                Claymore/Guggenheim Strategic Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: May 31
                         ------
Date of reporting period: February 28, 2010
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         Attached hereto.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                     OPTIONAL
PRINCIPAL AMOUNT       DESCRIPTION                                                                CALL PROVISION         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       LONG-TERM INVESTMENTS - 137.2%
                       CORPORATE BONDS - 22.9%
                       ADVERTISING - 0.3%

    $    400,000       MDC Partners, Inc.,  B+, B2,
                       11.000%, 11/1/16 (Canada) (a) (b)                                        11/1/13 @ 105.50          $ 428,000
                                                                                                                   ----------------

                       AEROSPACE/DEFENSE - 0.5%
         785,000       Global Aviation Holdings Ltd., BB-, Ba3,
                       14.000%, 8/15/13 (United Kingdom) (a) (b)                                8/15/12 @ 110.50            790,887
                                                                                                                   ----------------

                       AIRLINES - 2.1%
       1,351,819       America West Airlines LLC, Ser. 011G, BB+, B1,
                       7.100%, 4/2/21                                                           N/A                       1,223,396
       2,000,000       United Air Lines, Inc., BBB, Ba1,
                       9.750%, 1/15/17 (a)                                                      N/A                       2,085,000
                                                                                                                   ----------------
                                                                                                                          3,308,396
                                                                                                                   ----------------
                       BANKS - 8.2%
       1,000,000       Agfirst Farm Credit Bank, A, NR,
                       7.300%, 10/31/49 (a) (b)                                                 4/1/10 @ 100.00             733,870
       1,250,000       Barclays Bank PLC, A-, Baa3,
                       6.278%, 12/29/49 (United Kingdom) (a) (c)                                12/15/34 @ 100.00           951,562
       1,200,000       BNP Paribas, A, Baa1,
                       7.195%, 6/29/49 (France) (a) (b) (c)                                     6/25/37 @ 100.00          1,158,000
       1,000,000       Credit Agricole SA, A-, Aa3,
                       6.637%, 5/29/49 (France) (a) (b) (c)                                     5/31/17 @ 100.00            830,000
       1,500,000       Farm Credit Bank, Ser. 1, NR, A2,
                       7.561%, 11/29/49 (a) (c)                                                 12/15/13 @100.00          1,084,635
       1,000,000       Fifth Third Bancorp, BBB-, Baa2,
                       8.250%, 3/1/38 (a)                                                       N/A                       1,030,041
       1,000,000       KeyCorp Capital III, BB, Baa3,
                       7.750%, 7/15/29 (a)                                                      N/A                         957,476
       1,250,000       Mellon Capital IV, Ser. 1, A-, A3,
                       6.244%, 6/20/49 (a) (c)                                                  6/20/12 @ 100.00          1,093,750
       1,250,000       Northgroup Preferred Capital Corp., A, A2,
                       6.378%, 1/29/49 (a) (b) (c)                                              10/15/17 @ 100.00         1,107,163
         700,000       PNC Preferred Funding Trust III, BBB, Baa3,
                       8.700%, 2/19/49 (a) (b) (c)                                              3/15/13 @ 100.00            731,605
         500,000       Rabobank Nederland NV, AA-, A2,
                       11.000%, 12/29/49 (Netherlands) (a) (b) (c)                              6/30/19 @ 100.00            633,515
       1,400,000       Royal Bank of Scotland Group PLC, Ser. U, CC, B3,
                       7.640%, 3/31/49 (United Kingdom) (a) (c)                                 9/29/17 @ 100.00            861,000
       1,250,000       US AgBank FCB, A, A2,
                       6.110%, 4/29/49 (a) (b) (c)                                              7/10/12 @ 100.00            656,850
       1,000,000       Wells Fargo Capital XIII, Ser. GMTN, A-, Ba1,
                       7.700%, 12/29/49 (a) (c)                                                 3/26/13 @ 100.00            985,000
                                                                                                                   ----------------
                                                                                                                         12,814,467
                                                                                                                   ----------------
                       COMMERCIAL SERVICES - 0.2%
         250,000       R.R. Donnelley & Sons Co., BBB, Baa3,
                       11.250%, 2/1/19 (a)                                                      N/A                         315,907
                                                                                                                   ----------------

                       DISTRIBUTION/WHOLESALE - 0.4%
         700,000       Intcomex, Inc., B-, B3,
                       13.250%, 12/15/14 (b)                                                    12/15/12 @ 106.63           694,750
                                                                                                                   ----------------

                       DIVERSIFIED FINANCIAL SERVICES - 2.1%
                       Hampton Roads PPV LLC, NR, Baa2,  (a) (b)
       1,000,000       6.071%, 12/15/41                                                         N/A                         746,740
       1,000,000       6.171%, 6/15/53                                                          N/A                         745,890
       2,000,000       Svensk Exportkredit AB, A, NR,
                       6.375%, 10/29/49 (Sweden) (a) (b)                                        6/27/10 @ 100.00          1,733,344
                                                                                                                   ----------------
                                                                                                                          3,225,974
                                                                                                                   ----------------
                       ELECTRIC - 0.8%
         400,000       United Maritime Group LLC/United Maritime Group Finance
                       Corp., B, B3, 11.750%, 6/15/15 (b)                                       12/15/12 @ 105.88           400,000
       1,000,000       Wisconsin Energy Corp., BBB-, Baa1,
                       6.250%, 5/15/67 (a) (c)                                                  5/15/17 @ 100.00            922,500
                                                                                                                   ----------------
                                                                                                                          1,322,500

                                                                                                                   ----------------
                       ENTERTAINMENT AND GAMING - 1.9%
       1,000,000       Agua Caliente Band of Cahuilla Indians, NR, NR,
                       6.350%, 10/1/15 (b)                                                      N/A                         944,150
         500,000       Downstream Development Authority of the Quapaw Tribe of
                       Oklahoma, B-, Caa1, 12.000%, 10/15/15 (b)                                10/15/11 @ 109.00           445,000
         500,000       Indianapolis Downs LLC/Indiana Downs Capital Corp., CCC, Caa2,
                       11.000%, 11/1/12 (b)                                                     11/1/10 @ 105.50            325,000
         700,000       Lions Gate Entertainment, Inc., B, B1,
                       10.250%, 11/1/16 (b)                                                     11/1/13 @ 105.13            701,750
         600,000       River Rock Entertainment Authority (The), B+, B2,
                       9.750%, 11/1/11 (a)                                                      4/1/10 @ 100.00             552,750
                                                                                                                   ----------------
                                                                                                                          2,968,650
                                                                                                                   ----------------
                       FOOD & BEVERAGES - 0.3%
         500,000       Panda Restaurant, NR, NR,
                       6.600%, 8/23/17 (d)                                                      N/A                         408,930
                                                                                                                   ----------------

                       HEALTH CARE - 0.2%
         250,000       Apria Healthcare Group, Inc., BB+, Baa2,
                       11.250%, 11/1/14 (a) (b)                                                 11/1/11 @ 105.63            269,375
                                                                                                                   ----------------

                       INSURANCE - 4.4%
       1,000,000       Allstate Corp. (The), BBB, Baa1,
                       6.500%, 5/15/57 (a) (c)                                                  5/15/37 @ 100.00            925,000
       1,000,000       American Financial Group, Inc., BBB, Baa2,
                       9.875%, 6/15/19 (a)                                                      N/A                       1,174,046
       1,000,000       AXA SA, BBB+, Baa1,
                       6.463%, 12/14/49 (France) (a) (b) (c)                                    12/14/18 @ 100.00           787,500
         400,000       Blue Coast Ltd., Ser. A, B+, NR,
                       9.774%, 12/8/10 (Cayman Islands) (b) (d) (e)                             N/A                         394,208
         700,000       Blue Fin Ltd., BB+, NR,
                       4.650%, 4/10/12 (Cayman Islands) (a) (b) (d) (e)                         4/8/10 @ 101.00             651,420
       1,000,000       Metlife Capital Trust IV, BBB, Baa2,
                       7.875%, 12/15/37 (a) (b)                                                 12/15/32 @ 100.00           980,000
         700,000       National Life Insurance Co., A-, Baa1,
                       10.500%, 9/15/39 (a) (b)                                                 N/A                         736,439
       1,250,000       Progressive Corp. (The), A-, A2,
                       6.700%, 6/15/37 (a) (c)                                                  6/15/17 @ 100.00          1,161,200
                                                                                                                   ----------------
                                                                                                                          6,809,813
                                                                                                                   ----------------
                       INVESTMENT COMPANIES - 0.6%
                       Allied Capital Corp., BB, B1, (a)
         695,000       6.625%, 7/15/11                                                          N/A                         672,545
         290,000       6.000%, 4/1/12                                                           N/A                         272,222
                                                                                                                   ----------------
                                                                                                                            944,767
                                                                                                                   ----------------
                       SOFTWARE - 0.2%
         400,000       Open Solutions, Inc., CCC+, Caa2,
                       9.750%, 2/1/15 (b)                                                       2/1/11 @ 104.88             336,000
                                                                                                                   ----------------

                       TELECOMMUNICATIONS - 0.7%
       1,086,000       Clearwire Communications LLC/Clearwire Finance, Inc., B-, Caa1,
                       12.000%, 12/1/15 (b)                                                     12/1/12 @ 106.00          1,061,565
                                                                                                                   ----------------

                       TOTAL CORPORATE BONDS - 22.9%
                       (Cost $38,506,995)                                                                                35,699,981
                                                                                                                   ----------------

                       ASSET BACKED SECURITIES - 64.8%
                       COLLATERALIZED DEBT OBLIGATIONS - 2.6%
       2,062,572       Aspen Funding I Ltd., Ser. 2002-1A, Class A1L, A, Ba1,
                       0.849%, 7/10/37 (Cayman Islands) (b) (d)                                                           1,336,238
       1,120,963       Coronado CDO Ltd., Ser. 1X, Class A1, BB+, B3,
                       0.775%, 9/4/38 (Cayman Islands) (d)                                                                  746,427
       4,413,972       Duke Funding Ltd., Ser. 2003-5A, Class 1W, CCC, Caa2,
                       0.799%, 8/7/33 (Cayman Islands) (b) (d)                                                            1,544,890
         608,584       MWAM CBO Ltd., Ser. 2001-1A, AA, A3,
                       0.936%, 1/30/31 (Cayman Islands) (b) (d)                                                             468,269
                                                                                                                   ----------------
                                                                                                                          4,095,824
                                                                                                                   ----------------
                       COLLATERALIZED LOAN OBLIGATIONS - 21.5%
       7,500,000       ARES CLO Funds, Ser. 2007-12A, Class B, AA, A3,
                       1.252%, 11/25/20 (Cayman Islands) (b) (d)                                                          6,550,275
         635,902       Armstrong Loan Funding Ltd., Ser. 2008-1A, Class B, AAA, Aa3,
                       1.249%, 8/1/16 (Cayman Islands) (b) (d)                                                              538,940
       2,000,000       Black Diamond CLO Ltd., Ser. 2006-1A, Class B, A+, Baa2,
                       0.639%, 4/29/19 (Cayman Islands) (a) (b) (d)                                                       1,398,000
       2,000,000       Black Diamond CLO Ltd., Ser. 2006-1A, Class C, BBB+, Ba2,
                       0.939%, 4/29/19 (Cayman Islands) (a) (b) (d)                                                       1,135,860
       1,911,026       Business Loan Express, Ser. 2006-AA, Class A, AAA, Aa3
                       0.469%, 10/20/38 (b) (d)                                                                           1,060,727
       1,372,109       Business Loan Express, Ser. 2007-AA, Class A, AAA, A2
                       0.629%, 10/20/40 (b) (d)                                                                             864,428
       1,909,386       Callidus Debt Partners Fund Ltd., Ser. 6A, Class A1T, A+, A3,
                       0.509%, 10/23/21 (Cayman Islands) (b) (d)                                                          1,737,465
         750,000       CapitalSource Commercial Loan Trust, Ser. 2006-2A, Class A1B, AAA, Aaa,
                       0.559%, 9/20/22 (b) (d)                                                                              663,375
         520,220       CapitalSource Commercial Loan Trust, Ser. 2006-2A, Class APT, AAA, Aaa,
                       0.469%, 9/20/22 (b) (d)                                                                              495,364
       1,000,000       Friedbergmilstein Private Capital Fund, Ser. 2004-1A, Class B2, AA, A3,
                       5.409%, 1/15/19 (Cayman Islands) (b)                                                                 865,500
         519,871       GE Commercial Loan Trust, Ser. 2006-1, Class A2, AAA, Aa3,
                       0.481%, 4/19/17 (a) (b) (d)                                                                          495,738
         800,000       Mountain View Funding CLO, Ser. 2007-3A, Class A2, AA, A2,
                       0.591%, 4/16/21 (Cayman Islands) (b) (d)                                                             680,368
       1,000,000       Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, A3,
                       0.672%, 11/24/20 (Cayman Islands) (b) (d)                                                            821,720
       1,500,000       Rosedale CLO Ltd., Ser. I-A, Class A1J, A+, Baa1,
                       0.659%, 7/24/21 (Cayman Islands) (b) (d)                                                           1,345,365
       2,000,000       Stanfield Modena CLO Ltd., Ser. 2004-1A, Class C, BBB-, Ba2,
                       1.501%, 9/22/16 (Cayman Islands) (a) (b) (d)                                                       1,454,000
         600,000       Start CLO Ltd., Ser 2006-2, Class C, A+, Baa1,
                       1.001%, 6/29/12 (Cayman Islands) (d)                                                                 549,498
       1,000,000       Start CLO Ltd., Ser 2006-2, Class D, BBB+, Baa3,
                       2.101%, 6/29/12 (Cayman Islands) (d)                                                                 911,810
         400,000       Start CLO Ltd., Ser. 2006-3A, Class C, A-, A1,
                       0.955%, 6/7/11 (Cayman Islands) (b) (d)                                                              391,708
         550,000       Start CLO Ltd., Ser. 2006-3A, Class D, BBB, Baa1,
                       2.005%, 6/7/11 (Cayman Islands) (b) (d)                                                              533,726
         100,000       Start CLO Ltd., Ser 2006-3X, Class F, NR, NR,
                       17.255%, 6/7/11 (Cayman Islands) (d)                                                                  94,246
         500,000       Start CLO Ltd., Ser. 2007-4A, Class D, BBB+, Baa1,
                       1.801%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                        474,555
       1,000,000       Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Ba1,
                       3.851%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                        902,360
         100,000       Start CLO Ltd., Ser 2007-4X, Class E, BB+, Ba1,
                       3.851%, 12/26/11 (Cayman Islands) (d)                                                                 90,237
       2,000,000       TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR,
                       1.151%, 6/15/16 (Cayman Islands) (b) (d) (f)                                                       1,898,180
       2,000,000       TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR,
                       2.201%, 6/15/16 (Cayman Islands) (b) (d) (f)                                                       1,398,600
       1,000,000       TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR,
                       5.793%, 9/1/17 (Cayman Islands) (b)                                                                  752,370
       4,000,000       Telos CLO Ltd., Ser. 2006-1A, Class A2, AA, Aa2,
                       0.649%, 10/11/21 (Cayman Islands) (b) (d)                                                          3,512,800
       2,500,000       Telos CLO Ltd., Ser. 2006-1A, Class B, A+, A2,
                       0.739%, 10/11/21 (Cayman Islands) (b) (d)                                                          1,948,100
                                                                                                                   ----------------
                                                                                                                         33,565,315
                                                                                                                   ----------------
                       COMMERCIAL REAL ESTATE - 1.1%
       2,000,000       Wrightwood Capital Real Estate CDO Ltd., Ser. 2005-1A, Class A1, AAA, Aa3,
                       0.571%, 11/21/40 (Cayman Islands) (b) (d) (f)                                                      1,718,280
                                                                                                                   ----------------

                       COMMERCIAL RECEIVABLES - 2.2%
       2,000,000       HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2,
                       0.629%, 6/5/12 (b) (d)                                                                             1,820,440
       2,000,000       Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR,
                       15.252%, 11/25/12 (Cayman Islands) (a) (b) (d)                                                     1,685,300
                                                                                                                   ----------------
                                                                                                                          3,505,740
                                                                                                                   ----------------
                       CORPORATE DEBT OBLIGATIONS - 0.9%
         707,193       Muzinich CBO II Ltd., Ser. A2-A, AA+, B1,
                       7.150%, 10/15/13 (Bermuda) (b) (f)                                                                   611,977
         124,229       Phoenix Funding Ltd., Ser. 2001-1, AA, Aa2,
                       0.701%, 4/15/13 (d)                                                                                  109,390
         902,027       Saybrook Point CBO Ltd., Ser. 2001-1A, Class A, BBB-, B3
                       0.732%, 2/25/31 (Cayman Islands) (b) (d)                                                             701,918
                                                                                                                   ----------------
                                                                                                                          1,423,285
                                                                                                                   ----------------
                       CREDIT CARDS - 0.3%
         500,000       1st Financial Bank USA, Ser. 2009-B, Class D, BBB-, NR,
                       11.000%, 4/15/15 (b)                                                                                 501,400
                                                                                                                   ----------------

                       FINANCIALS - 0.0%*
          42,844       Blue Falcon, Ser. A-2, NR, NR,
                       5.460%, 12/25/16 (b)                                                                                 42,472
                                                                                                                   ----------------

                       INSURANCE - 2.1%
       1,792,958       321 Henderson Receivables I LLC, Ser. 2007-3A, Class A, BBB, Baa1,
                       6.150%, 10/15/48 (a) (b)                                                                           1,519,514
         452,830       321 Henderson Receivables I LLC, Ser. 2008-1A, Class A, AA+, Aaa,
                       6.190%, 1/15/44 (a) (b)                                                                              401,642
         500,000       321 Henderson Receivables I LLC, Ser. 2008-1A, Class B, AA, NR,
                       8.370%, 1/15/46 (a) (b)                                                                              399,310
         500,000       321 Henderson Receivables I LLC, Ser. 2008-1A, Class C, A, NR,
                       9.360%, 1/15/48 (b)                                                                                  418,335
         500,000       321 Henderson Receivables I LLC, Ser. 2008-1A, Class D, BBB, NR,
                       10.810%, 1/15/50 (b)                                                                                 438,845
         100,000       Ballantyne Re PLC, Ser. 2006-1A, Class A2A, CC, NR,
                       0.539%, 5/2/36 (b) (d)                                                                                23,000
                                                                                                                   ----------------
                                                                                                                          3,200,646
                                                                                                                   ----------------
                       RESIDENTIAL LOANS - 0.1%
         500,000       GSAA Trust, Ser. 2007-5, Class 1F2A, CCC, Caa1,
                       5.788%, 3/25/47 (a) (d)                                                                              209,463
                                                                                                                   ----------------

                       STUDENT LOANS - 0.2%
         391,848       MRU Student Loan Trust, Ser. 2008-A, Class A1A, AAA, NR,
                       7.400%, 1/25/41 (b)                                                                                  264,227
         202,567       MRU Student Loan Trust, Ser. 2008-A, Class B, AA, NR,
                       5.749%, 1/25/41 (b) (d)                                                                               53,281
         202,567       MRU Student Loan Trust, Ser. 2008-A, Class C, A, NR,
                       7.749%, 1/25/41 (b) (d) (f)                                                                           53,656
                                                                                                                   ----------------
                                                                                                                            371,164
                                                                                                                   ----------------
                       TIMESHARES - 2.8%
       2,771,430       Diamonds Resort, Ser. 2009-1, Class A, A, NR,
                       9.310%, 3/20/36 (a) (b)                                                                            2,778,575
       1,486,047       Sierra Receivables Funding Co., Ser. 2006-1A, Class A1, BBB-, Baa3,
                       5.840%, 5/20/18 (a) (b)                                                                            1,480,808
          54,058       Special Asset Facility, Ser. 2009-A, Class A, NR, NR,
                       9.000%, 2/20/25 (a) (b)                                                                               54,087
                                                                                                                   ----------------
                                                                                                                          4,313,470
                                                                                                                   ----------------
                       TRANSPORTATION - 20.4%
       2,230,427       Aircraft Certificate Owner Trust, Ser. 2003-1A, Class D, BB+, Ba3,
                       6.455%, 9/20/22 (b)                                                                                1,940,472
       2,000,000       Aircraft Certificate Owner Trust, Ser. 2003-1A, Class E, BB+, Ba3,
                       7.001%, 9/20/22 (b)                                                                                1,509,920
       2,428,393       Aircraft Lease Securitization Ltd., Ser. 2007-1A, Class G3, A-, Baa1,
                       0.489%, 5/10/32 (Jersey) (b) (d)                                                                   1,831,761
         995,552       Airplanes Pass Through Trust, Ser. 1R, Class A8, BB-, Baa3,
                       0.608%, 3/15/19 (d)                                                                                  935,819
      15,000,000       Airplanes Pass Through Trust, Ser. 2001-1A, Class A9, CCC, B1,
                       0.782%, 3/15/19 (d)                                                                                6,900,000
       1,112,974       Aviation Capital Group Trust, Ser. 2000-1A, Class A1, BB, Ba3,
                       0.711%, 11/15/25 (b) (d)                                                                             592,247
       5,931,086       Aviation Capital Group Trust, Ser. 2003-2A, Class B1, BBB, A3,
                       3.229%, 9/20/33 (b) (d)                                                                            3,572,649
       6,470,738       Aviation Capital Group Trust, Ser. 2003-2A, Class G1, A, Aa2,
                       0.929%, 9/20/33 (b) (d)                                                                            4,434,008
       3,883,199       Babcock & Brown Air Funding Ltd., Ser. 2007-1A, Class G1, BBB+, Baa2,
                       0.532%, 10/14/33 (Bermuda) (a) (b) (d)                                                             2,859,006
         589,937       CLI Funding LLC, Ser. 2006-1A, Class A, BBB, Baa3,
                       0.409%, 8/18/21 (b) (d)                                                                              475,674
         340,557       Helios Finance LP, Ser. 2007-S1, Class B1, BBB, Baa3,
                       0.929%, 10/20/14 (Cayman Islands) (b) (d)                                                            321,428
       3,798,064       Lease Investment Flight Trust, Ser. 1, Class A3, B+, Baa3,
                       0.662%, 7/15/16 (a) (d)                                                                            3,177,802
       5,200,000       Pegasus Aviation Lease Securitization, Ser. 2001-1A, Class A1, NR, B2,
                       0.708%, 5/10/31 (b) (d)                                                                            1,365,000
         500,000       Pegasus Aviation Lease Securitization, Ser. 2001-1A, Class A2, NR, B2,
                       0.808%, 5/10/31 (b) (d)                                                                              141,650
       2,187,000       Triton Container Finance LLC, Ser. 2006-1A, BBB, Baa2,
                       0.399%, 11/26/21 (b) (d)                                                                           1,770,365
                                                                                                                   ----------------
                                                                                                                         31,827,801
                                                                                                                   ----------------
                       TRUST PREFERRED STOCKS - 3.4%
       6,000,000       Attentus CDO Ltd., Ser. 2007-3A, Class A1B, AAA, Aa3,
                       0.509%, 10/11/42 (Cayman Islands) (b) (d)                                                          2,613,480
       4,803,119       Preferred Term Securities XXIII Ltd., BBB-, B1,
                       0.564%, 12/22/36 (Cayman Islands) (b) (d)                                                          2,713,762
                                                                                                                   ----------------
                                                                                                                          5,327,242
                                                                                                                   ----------------
                       WHOLE BUSINESS - 7.4%
       6,424,030       Applebee's Enterprises LLC, Ser. 2007-1A, Class A22A, AAA, Aa3,
                       6.427%, 12/20/37 (a) (b)                                                                           5,813,040
       3,760,000       Dominos Pizza Master Issuer LLC, Ser. 2007-1, Class A2, BBB-, Baa3,
                       5.261%, 4/25/37 (a) (b)                                                                            3,338,330
       2,000,000       IHOP Franchising LLC, Ser. 2007-1A, Class A1, BBB-, Baa2,
                       5.144%, 3/20/37 (a) (b)                                                                            1,790,320
         600,000       NuCO2 Funding LLC, Ser. 2008-1A, Class A1, NR, Baa2,
                       7.250%, 6/25/38 (b) (f)                                                                              558,684
                                                                                                                   ----------------
                                                                                                                         11,500,374
                                                                                                                   ----------------
                       TOTAL ASSET BACKED SECURITIES - 65.0%
                       (Cost $94,096,524)                                                                               101,602,476
                                                                                                                   ----------------

                       COLLATERALIZED MORTGAGE OBLIGATIONS - 30.3%
         500,000       Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class G, A-, NR,
                       5.333%, 3/11/41 (b) (d)                                                                              356,043
       1,000,000       Banc of America Commercial Mortgage, Inc., Ser. 2004-5, Class B, AA+, Aa2,
                       5.058%, 11/10/41 (a) (d)                                                                             652,835
         600,000       Banc of America Commercial Mortgage, Inc., Ser. 2005-5, Class AJ, BBB+, Aaa,
                       5.148%, 10/10/45 (a) (d)                                                                             475,713
       1,500,000       Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class AJ, BB+, NR,
                       5.463%, 12/11/40 (a) (d)                                                                           1,091,065
         500,000       Citigroup Commercial Mortgage Trust, Ser. 2004-C2, Class E, A-, A3,
                       5.023%, 10/15/41 (b) (d)                                                                             348,407
       1,200,000       Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class AM, A, NR,
                       5.700%, 12/10/49 (d)                                                                               1,000,979
       2,000,000       Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class AJ, A-, Aa1,
                       5.225%, 7/15/44 (a) (d)                                                                            1,582,552
      13,500,000       Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A4, AAA, NR,
                       5.769%, 6/10/46 (a) (d) (g)                                                                       14,032,756
       1,000,000       Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class AM, A, NR,
                       5.794%, 6/10/46 (a) (d)                                                                              887,151
       1,000,000       Commercial Mortgage Pass Through Certificates, Ser. 2006-CN2A, Class F, CCC+, NR,
                       5.570%, 2/5/19 (a) (b) (d)                                                                           784,897
       4,206,533       Countrywide Alternative Loan Trust, Ser. 2006-OA19, Class A1, CCC, Ba2,
                       0.409%, 2/20/47 (a) (d)                                                                            2,100,280
       3,065,477       Countrywide Home Equity Loan Trust, Ser. 2004-S, Class 1A, CCC, B3,
                       0.472%, 2/15/30 (d)                                                                                1,522,990
       1,616,586       Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2005-HYB8, Class 4A1, B+, B2,
                       5.425%, 12/20/35 (d)                                                                               1,201,771
       1,425,000       Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-TFLA, Class K, AA+, Aaa,
                       1.532%, 2/15/20 (a) (b) (d)                                                                        1,376,486
       1,500,000       Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class AM, BBB-, Aaa,
                       5.826%, 6/15/38 (a) (d)                                                                            1,266,840
         128,230       Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Ser. 2006-AB4, Class A1A, D, Caa1,
                       6.005%, 10/25/36 (d)                                                                                  69,286
       2,000,000       Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, AAA, Aa2,
                       4.859%, 8/10/42 (a) (d)                                                                            1,563,556
       1,000,000       Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class AJ, BBB, Aaa,
                       5.301%, 4/10/37 (a) (d)                                                                              749,580
         600,000       GS Mortgage Securities Corp. II, Ser. 2001-GL3A, Class E, NR, A3,
                       6.234%, 8/5/18 (b) (d)                                                                               526,021
         721,515       Impac Secured Assets CMN Owner Trust, Ser. 2007-3, Class A1A, CCC, Caa1,
                       0.339%, 9/25/37 (d)                                                                                  376,558
       1,253,966       Indymac Index Mortgage Loan Trust, Ser. 2006-AR9, Class 3A1, AAA, B3,
                       5.688%, 6/25/36 (d)                                                                                  912,904
         700,000       JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-C1, Class E, A-, A2,
                       6.135%, 7/12/37 (b)                                                                                  628,016
       1,000,000       JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class AJ, BBB, Aaa,
                       4.989%, 8/15/42 (a) (d)                                                                              754,183
       2,600,000       JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class AM, BB+, Aaa,
                       5.818%, 6/15/49 (a) (d)                                                                            1,832,486
       2,000,000       Morgan Stanley Capital I, Ser. 2005-HQ6, Class AJ, AAA, NR,
                       5.073%, 8/13/42 (a) (d)                                                                            1,533,916
       1,000,000       Morgan Stanley Capital I, Ser. 2006-HQ10, Class AM, NR, Aaa,
                       5.360%, 11/12/41 (a)                                                                                 875,309
       1,250,000       Morgan Stanley Capital I, Ser. 2006- IQ12, Class AM, A, NR,
                       5.370%, 12/15/43 (a)                                                                               1,059,518
       1,000,000       Morgan Stanley Capital I, Ser. 2006-T23, Class AM, A+, NR,
                       5.810%, 8/12/41 (a) (d)                                                                              919,785
         443,944       New Century Home Equity Loan Trust, Ser. 2004-A, Class AII9, B, A2,
                       5.434%, 8/25/34 (d)                                                                                  342,634
       1,088,000       TBW Mortgage Backed Pass Through Certificates, Ser. 2006-6, Class A3, D, Caa2,
                       5.750%, 1/25/37 (h)                                                                                  606,660
       2,500,000       TBW Mortgage Backed Pass Through Certificates, Ser. 2006-6, Class A5B, D, Caa3,
                       6.040%, 1/25/37 (h)                                                                                1,132,307
       2,000,000       TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Class AJ, A+, NR,
                       6.072%, 8/15/39 (a) (d)                                                                            1,734,622
         750,000       Timberstar Trust, Ser. 2006-1A, Class C, A, A2,
                       5.884%, 10/15/36 (a) (b)                                                                             742,500
       2,000,000       Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AJ, BBB-, Aaa,
                       5.138%, 7/15/42 (a) (d)                                                                            1,543,371
       1,000,000       Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C21, Class AJ, AAA, Aaa,
                       5.208%, 10/15/44 (a) (d)                                                                             818,142
                                                                                                                        ------------
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 30.3%                                                 47,402,119
                       (Cost $50,984,375)                                                                               ------------


 NUMBER OF SHARES                                                                                                             VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
                       PREFERRED STOCK - 3.5%
                       BANKS - 1.6%
          40,000       BB&T Capital Trust VI, 9.600% (a)                                                                  1,140,000
          50,000       Santander Finance Preferred SA Unipersonal, 6.500% (Spain) (a)                                     1,325,000
                                                                                                                        ------------
                                                                                                                          2,465,000
                                                                                                                        ------------
                       DIVERSIFIED FINANCIAL SERVICES - 0.7%
          50,000       Deutsche Bank Contingent Capital Trust II, 6.550% (a)                                              1,090,000
          37,600       Lehman Brothers Holdings, Inc., Ser. J, 7.950% (i)                                                     5,151
                                                                                                                        ------------
                                                                                                                          1,095,151
                                                                                                                        ------------
                       INSURANCE - 0.3%
          20,000       Aegon NV, 6.375%  (Netherlands) (a)                                                                  387,400
           3,800       ING Groep NV, 7.050% (Netherlands) (a)                                                                75,430
                                                                                                                        ------------
                                                                                                                            462,830
                                                                                                                        ------------
                       TELECOMMUNICATION - 0.6%
           1,000       Centaur Funding Corp., 9.080% (Cayman Islands) (b)                                                 1,046,250
                                                                                                                        ------------

                       TOTAL PREFERRED STOCK - 3.2%
                       (Cost $5,817,313)                                                                                  5,069,231
                                                                                                                        ------------

                       EXCHANGE-TRADED FUNDS - 10.9%
          25,000       DIAMONDS Trust, Series I (a) (j)                                                                   2,582,250
          60,000       Powershares QQQ (a) (j)                                                                            2,685,600
          20,000       ProShares Ultra Dow30 (a) (j)                                                                        863,200
         130,000       ProShares Ultra S&P500 (a) (j)                                                                     4,876,300
          55,000       SPDR Trust, Series 1 (a) (j)                                                                       6,091,800
                                                                                                                        ------------
                       TOTAL EXCHANGE-TRADED FUNDS - 10.9%                                                               17,099,150
                       (Cost $16,835,651)                                                                               ------------


 PRINCIPAL AMOUNT                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AND AGENCY SECURITIES - 1.2%
                       Freddie Mac, Ser. 1, AAA, Aaa,
       2,000,000       6.500%, 6/3/24 (a) (d)
                       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 1.2%
                       (Cost $2,000,000)                                                                                  1,915,000
                                                                                                                        ------------

                       TERM LOANS (K) - 3.7%
                       CONSUMER PRODUCTS - 0.3%
         514,400       Navisite, Inc., B-, B3,
                       11.150%, 9/19/14 (d)                                                                                 468,104
                                                                                                                        ------------

                       ELECTRONICS - 0.3%
         467,744       Clientlogic Corp., B+, B3,
                       5.743%, 1/30/14 (d)                                                                                  441,434
                                                                                                                        ------------

                       HEALTHCARE, EDUCATION & CHILDCARE - 1.0%

         803,430       Aurora Diagnostics LLC, B-, B3,
                       4.530%, 12/10/12 (d) (f)                                                                             800,458
         845,896       Embanet, B, B2,
                       3.257%, 6/28/12 (d)                                                                                  693,635
                                                                                                                        ------------
                                                                                                                          1,494,093
                                                                                                                        ------------
                       HOME & OFFICE FURNISHINGS - 0.4%
         692,502       Centaur LLC, CCC+, B2,
                       11.250%, 11/9/14 (d)                                                                                 628,100
                                                                                                                        ------------

                       LEISURE - 0.8%
       1,448,876       Bushnell Performance Optics, BB-, Ba3,
                       4.501%, 8/24/13 (d)                                                                                1,343,832
                                                                                                                        ------------

                       RETAIL STORES - 0.9%
       1,071,426       Deb Shops, Inc., B-, B3,
                       7.000%, 4/23/14 (d)                                                                                  664,284
         975,000       Mattress Firm, B, Ba3,
                       2.510%, 10/23/14 (d)                                                                                 770,859
                                                                                                                        ------------
                                                                                                                          1,435,143

                                                                                                                        ------------
                       TOTAL TERM LOANS - 3.7%
                       (Cost $6,631,952)                                                                                  5,810,706
                                                                                                                        ------------

                       TOTAL LONG-TERM INVESTMENTS - 137.2%
                       (Cost $214,872,810)                                                                              214,598,663
                                                                                                                        ------------

                                                                                       EXPIRATION    EXERCISE
       CONTRACTS       OPTIONS PURCHASED                                                     DATE       PRICE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       CALL OPTIONS PURCHASED - 0.0%*
              43       CBOE S&P 500 Volatility Index (j) (l) (m)
                       (Cost $16,555)                                                  March 2010       20.00                 6,235
                                                                                                                     --------------

                       TOTAL INVESTMENTS - 137.2%
                       (Cost $214,889,365)                                                                              214,604,898
                       Other Assets in excess of Liabilities - 5.4%                                                       8,395,300
                       Total Options Written - (0.3%)                                                                      (392,018)
                       Borrowings - (15.8%)                                                                             (24,727,551)
                       Reverse Repurchase Agreements - (26.5%)                                                          (41,470,214)
                                                                                                                      --------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                          $ 156,410,415
                                                                                                                      ==============

* Less than 0.1%

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
LP - Limited Partnership
N/A - Not Available
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

(a) All or a portion of this security has been physically segregated in connection with swap agreements, line of credit, options and reverse repurchase agreements. As of February 28, 2010, the total amount segregated was $121,542,467.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities amounted to $112,709,425 which represents 72.1% of net assets applicable to common shares.
(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(d) Floating or Variable Rate Coupon. Rate shown is in effect at February 28, 2010.
(e) Risk-Linked Security - A risk-linked security is a form of derivative issued by insurance companies and insurance related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. The security is typically a debt obligation for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger event." Depending on the specific terms and structure of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.
(f) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $7,039,835 which represents 4.5% of net assets applicable to common shares.
(g) All or a portion of this security was acquired, and has been physically segregated in connection with the Fund's participation in the Term Asset-Backed Securities Loan Facility program(the "TALF program") operated by the Federal Reserve Bank of New York. As of February 28, 2010, the total amount physically segregated was $14,032,756. See previously submitted notes to financial statements for the period ended November 30, 2009.
(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(i)  Non-income producing as security is in default.
(j) All or a portion of this security position represents cover for outstanding options written.
(k) Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loans may be different than the data disclosed in the portfolio of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.
(l)  Non-income producing security.
(m)  Represents 100 shares per contract.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

         -----------------------------------------------------------------------
                                     Country Allocation*
         -----------------------------------------------------------------------
         United States                                                     71.5%
         Cayman Islands                                                    21.4%
         Bermuda                                                            1.6%
         France                                                             1.3%
         United Kingdom                                                     1.2%
         Jersey                                                             0.9%
         Sweden                                                             0.8%
         Spain                                                              0.6%
         Netherlands                                                        0.5%
         Canada                                                             0.2%
         -----------------------------------------------------------------------
         *Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the six months ended November 30, 2009.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2010 (UNAUDITED)

                                                                                       Expiration        Exercise
Contracts          Options Written (l)                                                 Date                 Price            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Call Options Written - (0.3%)
             43    CBOE S&P 500 Volatility Index (m)                                   March 2010         $ 24.00        $   2,580
            250    DIAMONDS Trust, Series I (m)                                        March 2010          105.00           17,250
            600    Powershares QQQ (m)                                                 March 2010           45.00           36,900
            200    ProShares Ultra Dow30 (m)                                           March 2010           44.00           15,500
          1,300    ProShares Ultra S&P500 (m)                                          March 2010           38.00          117,650
            900    S&P 500 Index                                                       March 2010        1,100.00           17,728
          6,900    S&P 500 Index                                                       March 2010        1,105.00          115,545
            550    SPDR Trust, Series 1 (m)                                            March 2010          112.00           64,350
                                                                                                                  -----------------
                   TOTAL VALUE OF CALL OPTIONS WRITTEN                                                                     387,503
                   (Premiums received $528,475)                                                                   -----------------


                   PUT OPTIONS WRITTEN - (0.0%*)
             43    CBOE S&P 500 Volatility Index (m)                                   March 2010           20.00            4,515
                   (Premiums received $1,935)                                                                     -----------------

                   TOTAL VALUE OF OPTIONS WRITTEN - (0.3%)                                                               $ 392,018
                   (Premiums received $530,410)                                                                   =================



*Less than 0.1%

(l) Non-income producing security

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2010 (UNAUDITED)

     The Fund entered into swap agreements during the period ended February 28, 2010 to potentially enhance return. Details of the swap agreements outstanding as of February 28, 2010 were as follows:

CREDIT DEFAULT SWAP AGREEMENTS

                                                                               IMPLIED CREDIT    NOTIONAL   RECEIVE    UNREALIZED
                      REFERENCE                 BUY/SELL       TERMINATION   SPREAD AT FEBRUARY   AMOUNT     FIXED    APPRECIATION/
COUNTERPARTY          ENTITY                   PROTECTION         DATE           28, 2010(2)      (000)      RATE     DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                      Basket of distinct
Goldman Sachs(1)      corporate entities          Sell           09/21/14           13.78%        $ 3,000     1.180%   $ (1,282,281)
                                                                                                                       -------------

INTEREST RATE SWAP AGREEMENTS

                                                                              NOTIONAL       RECEIVE      UNREALIZED
                      FLOATING                         TERMINATION             AMOUNT         FIXED      APPRECIATION/
COUNTERPARTY          RATE                                DATE                 (000)          RATE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs (3)     3 Month LIBOR                     01/04/38              $10,000           5.675%         $ 554,375
Goldman Sachs (3)     3 Month LIBOR                     01/04/38               10,000            5.860           331,934
Goldman Sachs (3)     3 Month LIBOR                     01/12/15               10,000            3.155           160,052
Goldman Sachs (3)     3 Month LIBOR                     07/07/38                5,000            5.753           250,050
Goldman Sachs (3)     3 Month LIBOR                     07/07/38                5,000            5.940           200,050
Goldman Sachs (3)     3 Month LIBOR                     01/12/15                5,000            3.225            68,604
Goldman Sachs (3)     3 Month LIBOR                     01/12/15                5,000            3.095            86,671
HSBC (3)              3 Month LIBOR                     01/09/23                5,000         7.700 (4)           64,066
                                                                                                       ------------------
                                                                                                             $ 1,715,802
                                                                                                       ------------------

TOTAL RETURN SWAP AGREEMENTS

                                                                                                      NOTIONAL       UNREALIZED
                                                                                                       AMOUNT        APPRECIATION/
COUNTERPARTY                REFERENCE ENTITY                 FLOATING RATE       TERMINATION DATE      (000)         DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Capital (5)                S&P (500)        1 Month LIBOR + 0.35%               12/28/10     $ 1,000        $    5,190
Barclays Capital (5)                S&P (500)        1 Month LIBOR + 0.35%               12/22/10       7,543            71,535
                                                                                                                     ----------
                                                                                                                     $   76,725
                                                                                                                     ----------

                                                                                                                     ----------
TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS                                                     $  510,246
                                                                                                                     ==========


(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3) The Fund pays the floating rate and receives the fixed rate.

(4) For any day that the spread between 30-year fixed for floating rate swap versus the 2-year fixed for floating swap rate is less than -0-, the fixed rate is -0-.

(5) The Fund pays a floating rate and receives the total return of the Standard's & Poor's 500 Index.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                Gross Tax                                  Net Tax Unrealized
                                                               Unrealized    Gross Tax Unrealized             Depreciation on
Cost of Investments for Tax Purposes                         Appreciation             Depreciation                Investments
------------------------------------------------------------------------------------------------------------------------------
                        $224,235,243                         $ 15,821,467           $ (25,451,812)              $ (9,630,345)
------------------------------------------------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                                           LEVEL 1                LEVEL 2            LEVEL 3               TOTAL
                                                 ---------------------------------------------------------------------------------
(value in $000s)
Assets:

Corporate Bonds                                           $      -              $  35,700            $     -            $  35,700
Asset Backed Securities
   Collateralized Debt Obligations                               -                  4,096                  -                4,096
   Collateralized Loan Obligations                               -                 30,268              3,297               33,565
   Commercial Real Estate                                        -                      -              1,718                1,718
   Commercial Receivables                                        -                  3,506                  -                3,506
   Corporate Debt Obligations                                    -                    811                612                1,423
   Credit Cards                                                  -                    502                  -                  502
   Financials                                                    -                     42                  -                   42
   Insurance                                                     -                  3,201                  -                3,201
   Residential Loans                                             -                    209                  -                  209
   Student Loans                                                 -                    317                 54                  371
   Timeshares                                                    -                  4,314                  -                4,314
   Transportation                                                -                 31,828                  -               31,828
   Trust Preferred Stocks                                        -                  5,327                  -                5,327
   Whole Business                                                -                 10,942                559               11,501
Collateralized Mortgage Obligations                              -                 47,402                  -               47,402
Preferred Stock                                              5,069                      -                  -                5,069
Exchange-Traded Funds                                       17,099                      -                  -               17,099
U.S. Government and Agency Securities                            -                  1,915                  -                1,915
Term Loans:
   Consumer Products                                             -                    468                  -                  468
   Electronics                                                   -                    442                  -                  442
   Healthcare, Education & Childcare                             -                    694                800                1,494
   Home & Office Furnishings                                     -                    628                  -                  628
   Leisure                                                       -                  1,344                  -                1,344
   Retail Stores                                                 -                  1,435                  -                1,435
Interest Rate Swaps                                              -                  1,716                  -                1,716
Total Return Swaps                                               -                     77                  -                   77
Call Options Purchased                                           -                      6                  -                    6
                                                 ---------------------------------------------------------------------------------
Total                                                     $ 22,168              $ 187,190            $ 7,040            $ 216,398
                                                 =================================================================================

Liabilities:

Credit Default Swaps                                      $     -               $   1,282            $     -            $   1,282
Options Written                                                252                    140                  -                  392
                                                 ---------------------------------------------------------------------------------
Total                                                     $    252              $   1,422            $     -            $   1,674
                                                 =================================================================================

For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2010. In addition to the observable inputs referenced earlier, the unobservable inputs used to value such securities include evaluations of anticipated cash flows, discount rates, default rates and other measures of illiquidity.

LEVEL 3 HOLDINGS                                                  SECURITIES           DERIVATIVES                 TOTAL
-------------------------------------------------             ----------------------------------------------------------------------
Beginning Balance at 5/31/09                                             $ 33,038                    $ -                   $ 33,038
Total Realized Gain/Loss                                                      109                      -                        109
Change in Unrealized Gain/Loss                                             (2,497)                     -                     (2,497)
Net Purchases and Sales                                                      (470)                     -                       (470)
Net Transfers In/Out                                                      (23,140)                     -                    (23,140)
                                                              ----------------------------------------------------------------------
Ending Balance at 2/28/10                                                $  7,040                    $ -                   $  7,040
                                                              ======================================================================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund
------------------------------------------------

By:  /s/ J. Thomas Futrell
    -----------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    April 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
    -----------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    April 29, 2010

By:  /s/ Steven M. Hill
    -----------------------------------------------------------------------
         Steven M. Hill
         Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:    April 29, 2010